Financial Instruments	12 Months Ended
Mar. 31, 2019
Successor [Member]
Financial Instruments

Note 16 - Financial instruments

The Company financial instruments primarily comprise of cash, accounts receivable, and accounts payable, which were carried at cost as of March 31, 2019 and 2018. The carrying value approximated fair value due to their short-term nature.